UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

ANNUAL REPORT
Franklin Templeton
SMACS: Series EM
A Series of Templeton Global Investment Trust
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Contents
Annual Report
Franklin Templeton SMACS: Series EM 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 13
Notes to Financial Statements 16
Report of Independent Registered
Public Accounting Firm 24
Tax Information 25
Board Members and Officers 26
Shareholder Information 31
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Annual Report
A NNUAL REPORT
Franklin Templeton SMACS: Series EM
This annual report for Franklin Templeton SMACS: Series
EM (Fund) covers the period since the Fund’s inception on
October 20, 2021, through August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests predominantly
in securities of companies located or operating in “emerging market countries,” as defined in the Fund’s prospectus.
Performance Overview
The Fund posted a -22.92% cumulative total return for
the period from the Fund’s inception on October 20, 2021,
through August 31, 2022. In comparison, the Fund’s
benchmark, the MSCI Emerging Markets (EM) Index-NR,
which measures global emerging market stock performance,
posted a -21.60% cumulative total return for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Economic and Market Overview
Emerging market economies mostly grew during the 12
months ended August 31, 2022, though high levels of
inflation, the spread of COVID-19 variants and Russia’s
invasion of Ukraine restrained growth. Most emerging market
central banks raised their benchmark interest rates to stem
inflation, a trend also seen in developed market countries.
During the period, emerging market equities were hurt by
investor concerns about Russia’s invasion of Ukraine, rising inflation and accompanying interest-rate hikes, supply-chain challenges, and Chinese government regulations targeting
technology companies.
Regarding individual countries, China’s year-on-year
economic growth rate moderated in 2021’s second half
due to supply-chain issues, domestic COVID outbreaks,
power shortages and a property market slowdown. Growth
accelerated in 2022’s first quarter but dropped significantly in the second quarter amid continued COVID outbreaks, weak
domestic demand and tightening monetary policy abroad.
Taiwan’s year-on-year growth rate moderated in 2021’s third
quarter as private consumption was impacted by a spike
in COVID infections, but accelerated in the fourth quarter
due to continued solid foreign demand for electronics and a
recovery in private spending. Growth moderated in 2022’s
first half amid weakness in private and government spending
as well as imports outpacing exports. South Korea’s year-on-
year growth rate moderated in 2021’s third quarter, in part
due to new restrictions to contain the Delta variant of COVID, then accelerated slightly in the fourth quarter due to growth in private and government spending. Growth moderated in
2022’s first half, as investment and spending weakened amid
government restrictions to slow the spread of COVID.
India’s year-on-year growth rates moderated in 2021’s
second half, but were still robust. Economic growth was
supported by progress in vaccine distribution, which eased
COVID-related economic disruptions, and by government
stimulus measures. Growth moderated in 2022’s first
quarter, dragged down by outbreaks of the Omicron variant,
high energy prices and supply-chain disruptions, before
accelerating again in the second quarter. Russia’s year-on-
year growth rate moderated in 2021’s third quarter—though
still above pre-pandemic levels—and accelerated in the
fourth quarter, supported by high energy prices. Growth
moderated in 2022’s first quarter and contracted in the
second quarter as domestic spending weakened amid
Geographic Composition
8/31/22
% of Total
Net Assets
Asia 88.4%
Middle East & Africa 2.8%
Europe 1.7%
Latin America & Caribbean 1.5%
Short-Term Investments & Other Net Assets 5.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
10
.

Franklin Templeton SMACS: Series EM

franklintempleton.com
Annual Report
widespread international sanctions imposed in response to
Russia’s invasion of Ukraine. Brazil’s year-on-year growth
rate moderated in 2021’s second half as imports outpaced
exports. Growth accelerated in 2022’s first half, in part due to an increase in private spending spurred by the lifting of
COVID-related restrictions.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate three
times during the period to spur growth in the face of COVID-
related headwinds, high commodity prices and a downturn in
the property market. In contrast, the central banks of Taiwan,
South Korea and India all raised their benchmark interest
rates multiple times to stem rising inflation. Russia’s central bank raised its benchmark interest rate multiple times in the first half of the period, initially to fight inflation and then to offset ruble devaluation caused by international sanctions
following Russia’s invasion of Ukraine in February 2022. In
subsequent months, the central bank cut its benchmark rate
multiple times, though the rate still ended the period higher than where it started. The central bank of Brazil raised its benchmark interest rate at each of its policy meetings during the period, bringing the number of consecutive raises to 12
as the country battles persistent high inflation.
In this environment, emerging market stocks, as
measured by the MSCI EM Index-NR, posted a -21.80%
total return for the 12 months ended August 31, 2022.
1
Chinese equities declined significantly during the period
due to regulatory pressure on technology companies,
a slowdown in the property market and new COVID-19
outbreaks. Equities in Taiwan also fell significantly during the period on expectations of weakening global demand
for consumer electronics, and a broader selloff of growth
stocks. Russian equities declined significantly during the
first half of the reporting period in the run-up to Russia’s invasion of Ukraine. In March 2022, major index providers
MSCI and FTSE Russell zero-valued Russian equities
and dropped them from their benchmarks following the
Russian government closing access to its stock markets.
Brazilian equities declined during a volatile 12-month period.
Valuations fell in late 2021 due to tightening monetary policy and rising inflation, but then shot up in 2022’s first quarter due to high foreign inflows—attracted by low equity prices—
and high commodity prices. Most of those gains were given
back in the second quarter as commodity prices fell from
their peaks and rising fuel costs and inflation heightened the risk of social unrest.
Investment Strategy
When choosing equity investments for the Fund, we apply
a fundamental, research-driven, long-term approach,
focusing on companies with sustainable earnings power
that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, we consider a variety
of factors, including a company’s profit and loss outlook,
balance sheet strength, cash flow trends and asset value
in relation to the current price of the company’s securities.
We also focus on incorporating environmental, social and
governance (ESG) factors throughout the investment
process, including the Fund’s security-selection and portfolio construction process.
Manager’s Discussion
The core of Franklin Templeton Emerging Markets Equity
team’s philosophy is that alpha can be generated over
time by having the insights, skill and a repeatable process
to identify and invest in securities which have sustainable
earning power at a discount to their intrinsic worth.
Specifically, we look for the following characteristics:
- Sustainability: the ability to sustain stable/growing
economic profits across time periods.
- Earnings power: demonstrated ability to generate
economic profit into the future in areas which could be
beyond the current scope of company operations.
- At a discount to intrinsic worth, based on a holistic
definition of value.
Our long-term presence and reputation in local markets
and our well-resourced and experienced team enables us
to collect and analyze information, develop and maintain
robust proprietary perspectives, and form a deeper and
broader understanding of local dynamics and investment
opportunities.
Top 10 Countries
8/31/22
a
% of Total
Net Assets
a a
South Korea 36.6%
China 19.7%
Taiwan 18.3%
India 5.8%
Thailand 4.3%
South Africa 2.8%
Indonesia 1.9%
Hungary 1.7%
Brazil 1.1%
Philippines 0.9%

Franklin Templeton SMACS: Series EM

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Annual Report
We harness the intellectual capital across our globally
integrated team to enrich our understanding of individual
companies, their strategic options, and the macro backdrop
within which they operate.
Our portfolio construction process seeks to build a research-
driven, high-conviction portfolio that incorporates diversified economic drivers with no directional bias.
The Fund is not intended to be owned as a stand-alone
investment vehicle, but as part of the broader Franklin
Income separately managed account product.
During the period under coverage, sectors that positively
impacted absolute returns included energy. Markets that
contributed positively to absolute returns included India and
Indonesia.
Sectors that negatively impacted absolute results included
communication services, materials, and health care. Markets
that detracted from absolute returns included Russia, South
Africa and South Korea.
Before Russia’s invasion of Ukraine, we had maintained our
position in Russian stocks including VK, a leading social
media platform and online games company in Russia. After
the invasion, stock prices declined significantly. At the time of writing, trading in Russian companies whose shares are
traded using American and Global Depositary Receipts
(ADRs/GDRs) listed on international exchanges are
suspended. Given these facts, on March 4, 2022, the
Russian company securities that are halted on all tradeable
exchanges were fair valued at zero by the Franklin
Templeton Valuation Committee. In concluding upon a zero
value, we took into account the continued uncertainty in the market, restrictions to trade the shares both onshore and
offshore, and a lack of any price discovery mechanism to
provide indications of residual value.
For the period ended August 31, 2022, the U.S. dollar rose
in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
Thank you for your participation in Franklin Templeton
SMACS: Series EM. We look forward to serving your future
investment needs.
Chetan Sehgal, CFA
Andrew Ness, ASIP
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 13.8%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 8.3%
Semiconductors & Semiconductor Equipment,
Taiwan
MediaTek , Inc. 8.2%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 6.1%
Interactive Media & Services, South Korea
LG Corp. 5.8%
Industrial Conglomerates, South Korea
China Merchants Bank Co. Ltd. 5.7%
Banks, China
Guangzhou Tinci Materials Technology Co. Ltd. 5.0%
Chemicals, China
Samsung Life Insurance Co. Ltd. 4.2%
Insurance, South Korea
Soulbrain Co. Ltd. 2.8%
Chemicals, South Korea
Kasikornbank PCL 2.7%
Banks, Thailand
CFA
®
is a trademark owned by CFA Institute.
ASIP stands for Associate of the United Kingdom Society for Investment Professionals (now CFA Society of the United Kingdom).

Performance Summary as of August 31, 2022
Franklin Templeton SMACS: Series EM

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8 / 31 /22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Since Inception (10/20/21) -22.92% -22.92%
See page 7 for Performance Summary footnotes.

Franklin Templeton SMACS: Series EM
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
(10/20/21
–
8/31/22)

Franklin Templeton SMACS: Series EM
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with developing markets are magnified in frontier markets. The Fund is designed for the aggres-
sive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United
States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on
Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberat-
tacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and nat-
ural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. The Fund has an expense reduction (including acquired fund fees and expenses) contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The MSCI EM Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/20/21–8/31/22)
Net Investment
Income
$0.0621
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.00% 0.33%

Your Fund’s Expenses
Franklin Templeton SMACS: Series EM

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $806.30 $0.00 $1,025.21 $0.00 0.00%

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended
August 31,
2022
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.19
Net realized and unrealized gains (losses) ............................................................. (2.47)
Total from investment operations ...................................................................... (2.28)
Less distributions from:
Net investment income ............................................................................ (0.06)
Net asset value, end of year ......................................................................... $7.66
Total return
d
..................................................................................... (22.92)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 17.93%
Expenses net of waiver and payments by affiliates ......................................................... —%
Net investment income ............................................................................. 2.48%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $849
Portfolio turnover rate .............................................................................. 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

TEMPLETON GLOBAL INVESTMENT TRUST
Schedule of Investments, August 31, 2022
Franklin Templeton SMACS: Series EM
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.4%
Auto Components 0.8%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 103 $ 2,892
a,b
Nemak SAB de CV, 144A, Reg S ......................... Mexico 16,156 3,417
6,309
Automobiles 1.9%
Astra International Tbk. PT .............................. Indonesia 34,310 16,099
Banks 13.2%
BDO Unibank, Inc. .................................... Philippines 3,516 8,031
China Merchants Bank Co. Ltd., A ......................... China 9,512 48,161
HDFC Bank Ltd. ...................................... India 1,163 21,308
Kasikornbank PCL .................................... Thailand 5,418 22,691
Ping An Bank Co. Ltd., A ................................ China 6,500 11,976
112,167
Beverages 0.9%
Thai Beverage PCL .................................... Thailand 15,644 7,207
Capital Markets 0.3%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 1,013 2,308
Chemicals 8.6%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 6,143 42,169
LG Chem Ltd. ........................................ South Korea 14 6,527
Soulbrain Co. Ltd. ..................................... South Korea 151 24,162
72,858
Construction Materials 2.5%
China Resources Cement Holdings Ltd. .................... China 21,612 13,322
a
Keshun Waterproof Technologies Co. Ltd., A ................. China 5,486 8,149
21,471
Diversified Financial Services 2.6%
Bajaj Holdings & Investment Ltd. .......................... India 325 22,149
Electronic Equipment, Instruments & Components 1.8%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 4,157 14,814
Food & Staples Retailing 1.9%
a
Massmart Holdings Ltd. ................................. South Africa 4,745 16,101
Food Products 2.9%
Health & Happiness H&H International Holdings Ltd. ........... China 5,563 7,434
Uni-President China Holdings Ltd. ......................... China 19,743 16,998
24,432
Health Care Providers & Services 0.9%
Netcare Ltd. ......................................... South Africa 9,212 7,894
Hotels, Restaurants & Leisure 0.8%
a
NagaCorp Ltd. ....................................... Cambodia 8,362 6,773
Industrial Conglomerates 5.8%
LG Corp. ............................................ South Korea 812 49,353
Insurance 4.2%
Samsung Life Insurance Co. Ltd. .......................... South Korea 782 35,950
Interactive Media & Services 6.1%
NAVER Corp. ........................................ South Korea 293 51,787

TEMPLETON GLOBAL INVESTMENT TRUST
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a,b,c,d
VK Co. Ltd., GDR, Reg S ............................... Russia 458 $ —
51,787
Internet & Direct Marketing Retail 1.4%
a
Americanas SA ....................................... Brazil 1,949 6,124
a
Zomato Ltd. ......................................... India 8,100 5,787
11,911
Life Sciences Tools & Services 1.0%
a
LegoChem Biosciences, Inc. ............................. South Korea 260 8,644
Oil, Gas & Consumable Fuels 0.8%
Star Petroleum Refining PCL ............................. Thailand 19,621 6,912
Pharmaceuticals 1.7%
Richter Gedeon Nyrt. .................................. Hungary 734 14,783
Real Estate Management & Development 0.9%
China Resources Land Ltd. .............................. China 1,027 4,205
b
Greentown Service Group Co. Ltd., Reg S ................... China 5,063 3,658
7,863
Semiconductors & Semiconductor Equipment 16.5%
MediaTek, Inc. ....................................... Taiwan 3,216 69,638
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 4,296 70,379
140,017
Software 0.7%
Longshine Technology Group Co. Ltd., A .................... China 1,325 5,182
a
TOTVS SA .......................................... Brazil 131 719
5,901
Technology Hardware, Storage & Peripherals 13.8%
Samsung Electronics Co. Ltd. ............................ South Korea 2,646 116,757
Textiles, Apparel & Luxury Goods 1.7%
Fila Holdings Corp. .................................... South Korea 622 14,310
Transportation Infrastructure 0.7%
COSCO SHIPPING Ports Ltd. ............................ China 9,554 6,182
Total Common Stocks (Cost $1,062,074) .......................................
800,952
Short Term Investments 8.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 8.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 1.864% .... United States 72,154 72,154
Total Money Market Funds (Cost $72,154) ......................................
72,154
Total Short Term Investments (Cost $72,154 ) ...................................
72,154
a
Total Investments (Cost $1,134,228) 102.9% ....................................
$873,106
Other Assets, less Liabilities (2.9)% ...........................................
(24,248)
Net Assets 100.0% ...........................................................
$848,858

TEMPLETON GLOBAL INVESTMENT TRUST
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
See Abbreviations on page 23 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $7,075, representing 0.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 6 regarding investments in Russian securities.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Assets and Liabilities
August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Franklin
Templeton
SMACS Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,062,074
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 72,154
Value - Unaffiliated issuers .................................................................. $800,952
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 72,154
Receivables:
Dividends ............................................................................... 466
Affiliates ................................................................................ 20,366
Offering costs ............................................................................. 9,147
Total assets .......................................................................... 903,085
Liabilities:
Payables:
Transfer agent fees ........................................................................ 135
Professional fees ......................................................................... 52,252
Deferred tax ............................................................................... 950
Accrued expenses and other liabilities ........................................................... 890
Total liabilities ......................................................................... 54,227
Net assets, at value ................................................................. $848,858
Net assets consist of:
Paid-in capital ............................................................................. $1,109,989
Total distributable earnings (losses) ............................................................. (261,131)
Net assets, at value ................................................................. $848,858
Shares outstanding ......................................................................... 110,824
Net asset value per share .................................................................... $7.66

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Operations
for the year ended August 31, 2022
a
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
Templeton
SMACS Series
EM
Investment income:
Dividends: (net of foreign taxes of $3,296)
Unaffiliated issuers ........................................................................ $20,873
Non-controlled affiliates (Note 3 d ) ............................................................. 325
Other income
b
............................................................................. 29
Total investment income ................................................................... 21,227
Expenses:
Transfer agent fees (Note 3 c ) .................................................................. 352
Custodian fees ............................................................................ 1,181
Reports to shareholders fees .................................................................. 2,098
Registration and filing fees .................................................................... 5,555
Professional fees ........................................................................... 74,004
Trustees' fees and expenses .................................................................. 67
Organization costs .......................................................................... 20,753
Amortization of offering costs (Note 1e) .......................................................... 58,988
Other .................................................................................... 1,611
Total expenses ......................................................................... 164,609
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (164,609)
Net expenses ......................................................................... —
Net investment income ................................................................ 21,227
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (12,610)
Foreign currency transactions ................................................................ (757)
Net realized gain (loss) .................................................................. (13,367)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (261,122)
Translation of other assets and liabilities denominated in foreign currencies .............................. (7)
Change in deferred taxes on unrealized appreciation ............................................... (950)
Net change in unrealized appreciation (depreciation) ............................................ (262,079)
Net realized and unrealized gain (loss) ............................................................ (275,446)
Net increase (decrease) in net assets resulting from operations .......................................... $(254,219)
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin Templeton
SMACS Series EM
Year Ended
August 31, 2022
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................................... $21,227
Net realized gain (loss) ................................................................... (13,367)
Net change in unrealized appreciation (depreciation) ............................................. (262,079)
Net increase (decrease) in net assets resulting from operations .................................. (254,219)
Distributions to shareholders ............................................................... (6,912)
Capital share transactions (Not e 2) ........................................................... 1,109,989
Net increase (decrease) in net assets ..................................................... 848,858
Net assets:
End of year ............................................................................. $848,858
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.

Templeton Global Investment Trust
Notes to Financial Statements
Franklin Templeton SMACS: Series EM
16
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Franklin
Templeton SMACS: Series EM (Fund) is included in this
report.
The Fund commenced operations effective October 20,
2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
e. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
Year Ended
August 31, 2022
a
Shares Amount
Class A
Shares sold ................................... 112,189 $1,122,500
Shares redeemed ............................... (1,365) (12,511)
Net increase (decrease) .......................... 110,824 $1,109,989
–
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The Fund does not pay a fee for these services.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2022, the Fund paid transfer agent fees of $352, which were retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the year ended August 31,
2022, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the year ended August 31, 2022, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At August 31, 2022, Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $ — $ 609,479 $ (537,325) $ — $ — $ 72,154 72,154 $ 325
Total Affiliated Securities ... $— $609,479 $(537,325) $— $— $72,154 $325
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the year ended August 31, 2022, was as follows:
At August 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2022, aggregated
$1,366,295 and $291,761, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,002
2022
Distributions paid from:
Ordinary income .......................................................... $6,912
Cost of investments .......................................................................... $1,138,744
Unrealized appreciation ........................................................................ $6,525
Unrealized depreciation ........................................................................ (272,163)
Net unrealized appreciation (depreciation) .......................................................... $(265,638)
Distributable earnings:
Undistributed ordinary income ................................................................... $16,466

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at August
31, 2022.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2022, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
6. Concentration of Risk
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS Series EM
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 3,417 $ 2,892 $ — $ 6,309
Automobiles .......................... — 16,099 — 16,099
Banks ............................... — 112,167 — 112,167
Beverages ........................... — 7,207 — 7,207
Capital Markets ........................ 2,308 — — 2,308
Chemicals ........................... — 72,858 — 72,858
Construction Materials .................. — 21,471 — 21,471
Diversified Financial Services ............. — 22,149 — 22,149
Electronic Equipment, Instruments &
Components ........................ — 14,814 — 14,814
Food & Staples Retailing ................. — 16,101 — 16,101
Food Products ........................ — 24,432 — 24,432
Health Care Providers & Services .......... — 7,894 — 7,894
Hotels, Restaurants & Leisure ............. — 6,773 — 6,773
Industrial Conglomerates ................ — 49,353 — 49,353
Insurance ............................ — 35,950 — 35,950
Interactive Media & Services .............. — 51,787 —
a
51,787
Internet & Direct Marketing Retail .......... 6,124 5,787 — 11,911
Life Sciences Tools & Services ............ — 8,644 — 8,644
Oil, Gas & Consumable Fuels ............. — 6,912 — 6,912
Pharmaceuticals ....................... — 14,783 — 14,783
Real Estate Management & Development .... — 7,863 — 7,863
Semiconductors & Semiconductor Equipment . — 140,017 — 140,017
Software ............................. 719 5,182 — 5,901
Technology Hardware, Storage & Peripherals . — 116,757 — 116,757
Textiles, Apparel & Luxury Goods .......... — 14,310 — 14,310
Transportation Infrastructure .............. — 6,182 — 6,182
Short Term Investments ................... 72,154 — — 72,154
Total Investments in Securities ........... $84,722 $788,384
b
$— $873,106
a
Includes securities determined to have no value at August 31, 2022.
b
Includes foreign securities valued at $788,384, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
10. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
GDR
Global Depositary Receipt

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Franklin Templeton SMACS: Series EM
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Templeton SMACS: Series EM (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2022, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 20, 2021 (commencement of operations) through August 31, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the period October 20, 2021 (commencement of operations) through August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)
25
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intend s to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2022 :
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $13,227
Section 163(j) Interest Earned §163(j) $325
Amount Reported
Foreign Taxes Paid $3,190
Foreign Source Income Earned $23,134

Templeton Global Investment Trust
Board Members and Officers
26
franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton\Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2017 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust
27
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust
28
franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2006 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Global Investment Trust
29
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
30
franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton\Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

TEMPLETON GLOBAL INVESTMENT TRUST
Shareholder Information
31
franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

TEMPLETON GLOBAL INVESTMENT TRUST
Shareholder Information
32
franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

3010 A 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Templeton SMACS: Series EM
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Small Cap
Fund
A Series of Templeton Global Investment Trust
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
As approved by the Board of Trustees at a meeting held
on December 9, 2021, Templeton Emerging Markets Small
Cap Fund's fiscal year-end was changed to August 31. The
following annual report covers the shortened fiscal year for the transitional five-month period between the Fund's prior
fiscal year-end, March 31, 2022, and August 31, 2022.
Inflation remains a concern in emerging markets, but the
asset class has an early mover advantage in terms of
interest rates, which were raised by many countries early
in the cycle to address building inflationary pressures and
curb excess demand. Brazil, for example, started tightening
monetary policy in the first quarter of 2021, 12 months
before the United States. Looking ahead, lower agricultural
commodity prices as record harvests in some regions
offset lower harvests in others—in combination with the
resumption of grain exports from Ukraine—imply we may
have witnessed the peak in food prices. This is positive for the inflation outlook in emerging markets where food prices
have the largest weight in inflation baskets.
The effect of climate change remains at the forefront of
investors’ minds following severe weather patterns across
emerging and developed markets over the Northern
hemisphere summer. Floods in Pakistan, along with record
temperatures in Europe and China leading to drought, are
exacerbating supply-chain challenges and food supply
concerns, even if weak agricultural harvests in one region
are offset by record harvests in another.
Turning to China, we believe investor sentiment and
valuation in Chinese equities are currently at unsustainable lows. As such, we are positive on the relative case for the
Chinese equity market’s prospects as we move into the
latter part of this year. Easing “zero-COVID” restrictions, a reduction in geopolitical tensions, and clear evidence of no further tightening in the regulatory space could all be positive catalysts to help China’s market recover.
The combination of seasonal patterns in markets and the
hawkish stance of developed market policymakers creates
a challenging backdrop for global markets for the remainder
of 2022. For emerging market equities, their early mover
advantage in raising interest rates along with seasonal
patterns which indicate the fourth quarter period is strongest for markets gives us confidence that, similar to the first
half of the year, emerging markets can outperform their
developed market peers over the remainder of the year.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Emerging Markets Small Cap Fund’s annual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton Emerging Markets Small Cap Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton Emerging Markets Small Cap Fund
As approved by the Board of Trustees at a meeting held
on December 9, 2021, Templeton Emerging Markets Small
Cap Fund’s fiscal year-end was changed to August 31. The
following annual report covers the shortened fiscal year for the transitional five-month period between the Fund’s prior
fiscal year-end, March 31, 2022, and August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of small-cap companies
located in emerging market countries, as defined in the
Fund’s prospectus. For this Fund, small-cap companies
are companies with a market capitalization at the time of
purchase within the range of the market capitalizations of
companies included in the MSCI Emerging Markets (EM)
Small Cap Index.
Performance Overview
The Fund’s Class A shares posted a -10.23% cumulative
total return for the five months under review. In comparison, the Fund’s benchmark, the MSCI EM Small Cap Index-NR,
which measures stock performance of small-cap stocks in
emerging markets, posted a -11.98% cumulative total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Emerging market economies mostly grew during the
five months ended August 31, 2022, though high levels
of inflation and Russia’s invasion of Ukraine restrained
growth. Most emerging market central banks raised their
benchmark interest rates to stem inflation, a trend also
seen in developed market countries. During the period,
emerging market small-cap equities were hurt by investor
concerns about Russia’s invasion of Ukraine, rising inflation and accompanying interest-rate hikes, and supply-chain
challenges.
Regarding individual countries, China’s year-on-year
economic growth rate dropped significantly in 2022’s second
quarter amid continued COVID outbreaks, weak domestic
demand and tightening monetary policy abroad. Taiwan’s
year-on-year growth rate moderated in 2022’s second
quarter as imports outpaced exports. South Korea’s year-
on-year growth rate moderated slightly in 2022’s second
quarter, while India’s year-on-year growth rate accelerated.
Russia’s year-on-year growth rate contracted in the second
quarter as domestic spending weakened amid widespread
international sanctions imposed in response to Russia’s
invasion of Ukraine. Brazil’s year-on-year growth rate
accelerated in 2022’s second quarter, in part due to an
increase in private spending spurred by the lifting of COVID-
related restrictions.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate once
during the period to spur growth in the face of COVID-related headwinds, high commodity prices and a downturn in the
property market. Russia’s central bank cut its benchmark
interest rate multiple times, reversing large rate hikes
Geographic Composition
8/31/22
% of Total
Net Assets
Asia 80.8%
Latin America & Caribbean 9.6%
Europe 3.9%
Middle East & Africa 3.2%
Short-Term Investments & Other Net Assets 2.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
16
.

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Annual Report
enacted prior to the reporting period in the aftermath of the country’s invasion of Ukraine in February 2022. In contrast,
Taiwan’s central bank raised its benchmark interest rate
once and the central banks of South Korea, India and Brazil
raised their benchmark rates multiple times to stem rising
inflation.
In this environment, emerging market small-cap stocks, as
measured by the MSCI EM Small Cap Index-NR, posted
a -11.98% total return for the five months ended August
31, 2022.
1
Chinese small-cap equities declined during the
period due to investor concerns about regulatory fines levied on technology companies, a mortgage repayment boycott
by homeowners due to delays in apartment handovers,
and the government’s continued “zero-COVID” policy.
Small-cap equities in Taiwan also fell during the period on
expectations of weakening global demand for consumer
electronics and a broader selloff of growth stocks. In March
2022, prior to the reporting period, major index providers
MSCI and FTSE Russell zero-valued Russian equities and
dropped them from their benchmarks following the Russian
government closing access to its stock markets. Small-cap
Brazilian equities declined significantly during the period as commodity prices fell from pre-period peaks and rising fuel
costs and inflation heightened the risk of social unrest.
Investment Strategy
Our investment strategy employs a fundamental research,
bottom-up, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s profit and
loss outlook, balance sheet strength, cash flow trends and
asset value in relation to the current price of the company’s securities.
Manager’s Discussion
During the five months under review, key contributors to the
Fund’s absolute performance included Daqo New Energy,
PharmaEssentia, and M Dias Branco.
Daqo New Energy, a Chinese producer of polysilicon for the
solar industry, witnessed a sharp increase in its share price during the period. The company raised its annual production
volume target and is positive on the outlook for polysilicon prices. Investors are attracted to the company given its focus on renewable energy which is forecast to continue growing
significantly in the coming years.
PharmaEssentia (not held at period-end) is a Taiwanese
pharmaceutical company engaged in the research,
development and sales of therapeutic drugs. The company
has begun to sell its key drug Besremi (a treatment for rare blood disorders) in the U.S. following receipt of approval
from the U.S. Food and Drug Administration. The company
has four new drugs going into Phase 1 trials and is building a new plant in Taiwan to support drug sales in new markets.
M Dias Branco is a Brazilian foodstuff manufacturer. The
company’s share price rose significantly during the reporting period following the release of strong first-half 2022 results.
Margins improved, led by price hikes in products including
pasta, cookies and cakes. The price increases reflected
higher costs of key inputs including wheat, vegetable oil and sugar. The company’s price points for its key products are at a discount to global peers sold in Brazil, which limits the risk of consumers trading down due to price increases. Its strong brand and broad product range—which target different
market segments—enable the company to maintain its
position as a leading provider of branded consumer products
in Brazil.
Conversely, major detractors from absolute performance
included Pearl Abyss, Ser Educacional and Zinus.
Pearl Abyss is a South Korean developer of multi-player
online games. The company witnessed a decline in its
share price in 2022’s second quarter after a disappointing
launch of its game Black Desert Mobile in China. The
game failed to get the traction expected in China following
negative feedback from gamers. The company subsequently
witnessed a reduction in earnings forecasts, reflecting the
poor reception the game received along with delays in the
launch of other games in its development pipeline. Pearl
Abyss has two upcoming games which have received better
Top 10 Countries
8/31/22
a
% of Total
Net Assets
a a
India 20.3%
Taiwan 15.9%
China 13.2%
South Korea 12.9%
Vietnam 7.5%
Brazil 4.5%
Philippines 4.0%
Hong Kong 3.2%
Thailand 2.4%
South Africa 2.0%

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Annual Report
initial feedback in user testing. However, investors are
adopting a wait and see approach.
Ser Educacional is a post-secondary school operator in
Brazil with 300,000 students across 60 campuses. The
company has suffered from rising interest rates at a time
when its balance sheet is leveraged due to prior acquisitions.
Changing student habits post-COVID-19 are creating
challenges and leading to unprofitable attendance levels
on some campuses. However, opportunities also exist
from increased acceptance of online courses, which can
be launched with a lower cohort size compared to an on-
campus course launch.
Zinus is a South Korean manufacturer of home furnishings,
including mattresses and bed-top products. The company’s
share price declined during the period due to weaker
demand in the U.S. combined with the negative impact from
rising raw material prices and shipping challenges. Margins
declined due to rising costs and elevated inventories. Sales growth outside the U.S. was positive and the company is
partnering with a South Korean department store operator to
increase brand awareness and raise the share of non-U.S.
sales.
Before Russia’s invasion of Ukraine, we had maintained our
position in Russian stocks including VK, which develops
online games, internet search and social media platforms in
Russia. After the invasion, stock prices declined significantly.
At the time of writing, trading in Russian companies whose
shares are traded using American and Global Depositary
Receipts (ADRs/GDRs) listed on international exchanges
are suspended. Given these facts, on March 4, 2022,
the Russian company securities that are halted on all
tradeable exchanges were fair valued at zero by the Franklin
Templeton Valuation Committee. In concluding upon a zero
value, we took into account the continued uncertainty in the market, restrictions to trade the shares both onshore and
offshore, and a lack of any price discovery mechanism to
provide indications of residual value.
In the past five months, we increased the Fund’s holdings
in Hungary, India, and Thailand due to the availability of
what we believed to be attractive investment opportunities.
In terms of sectors, additions were made in industrials,
consumer discretionary and utilities. We initiated exposure
to several new investments as we continued to identify
companies with sustainable earnings power trading at a
discount to their intrinsic worth. Key additions included
Zomato, an Indian food delivery app, Wizz Air Holdings, a
Hungary-based low-cost airline, and Max Financial Services,
an Indian financial services company. Additionally, we
added to our existing high-conviction portfolio holdings with purchases of Pacific Basin Shipping, a Hong Kong shipping
company, momo.com, a Taiwanese e-commerce company,
and Bradespar, a Brazilian investment company.
In contrast, the Fund reduced its investments in Taiwan,
South Korea and Brazil in favor of opportunities we
found more compelling. Sectors which experienced the
largest sales were information technology, health care
and consumer staples. In terms of key sales, we reduced
holdings in M Dias Branco, the previously mentioned
Brazilian foodstuff manufacturer, Hoa Phat Group, a
Vietnamese metals company, and Longshine Technology
Group, a Chinese technology solutions provider, to realign
the portfolio and raise funds for new opportunities.
For the five months ended August 31, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment in securities with non-U.S. currency
exposure.
Top 10 Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Bajaj Holdings & Investment Ltd. 5.3%
Diversified Financial Services, India
Federal Bank Ltd. 3.6%
Banks, India
Daqo New Energy Corp. 3.6%
Semiconductors & Semiconductor Equipment,
China
FPT Corp. 2.8%
IT Services, Vietnam
Merida Industry Co. Ltd. 2.7%
Leisure Products, Taiwan
Mobile World Investment Corp. 2.6%
Specialty Retail, Vietnam
International Container Terminal Services, Inc. 2.5%
Transportation Infrastructure, Philippines
Synnex Technology International Corp. 2.5%
Electronic Equipment, Instruments &
Components, Taiwan
Redington India Ltd. 2.2%
Electronic Equipment, Instruments &
Components, India
Pacific Basin Shipping Ltd. 2.1%
Marine, Hong Kong

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Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Vikas Chiranewal, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Templeton Emerging Markets Small Cap Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
5-Month -10.23% -15.15%
1-Year -17.68% -22.23%
5-Year +4.61% -0.23%
10-Year +53.61% +3.80%
Advisor
5-Month -10.19% -10.19%
1-Year -17.54% -17.54%
5-Year +5.86% +1.15%
10-Year +57.70% +4.66%
See page 9 for Performance Summary footnotes.

Templeton Emerging Markets Small Cap Fund
Performance Summary
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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/12–8/31/22)
Advisor Class
(9/1/12–8/31/22)
1,

Templeton Emerging Markets Small Cap Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. Small-cap company stocks have historically had more price volatility than large-company stocks, particularly over the short term. All investments in the
Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The manager’s portfolio selection strategy is not solely based on environmental, social and governance (ESG) consider-
ations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. The Fund has an expense reduction contractually guaranteed through 7/31/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EM Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small-cap equities in global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.75% 1.91%
Advisor 1.50% 1.66%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund
10
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. 4/1/22 for Actual; 3/1/22 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above --in the far right column --multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 153/365 to reflect the number of days during the period.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value
1
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
4/1/22–8/31/22
2,3
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
2,3
a
Net
Annualized
Expense
Ratio
3
A $1,000 $897.70 $6.95 $1,017.87 $8.90 1.75%
C $1,000 $894.10 $9.90 $1,014.73 $12.70 2.50%
R $1,000 $897.20 $7.95 $1,016.82 $10.17 2.00%
R6 $1,000 $898.70 $5.83 $1,019.04 $7.48 1.47%
Advisor $1,000 $898.10 $5.96 $1,018.92 $7.63 1.50%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Period Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.98 $15.08 $8.68 $13.78 $15.25 $13.02
Income from investment operations
b
:
Net investment income
c
............. 0.26 0.07 0.02 0.10 0.03 —
d
Net realized and unrealized gains (losses) (1.69) 0.50 6.77 (4.96) (1.15) 2.23
Total from investment operations ........ (1.43) 0.57 6.79 (4.86) (1.12) 2.23
Less distributions from:
Net investment income .............. — (0.66) (0.39) (—)
d
— —
Net realized gains ................. — (1.01) — (0.24) (0.35) —
Total distributions ................... — (1.67) (0.39) (0.24) (0.35) —
Net asset value, end of period .......... $12.55 $13.98 $15.08 $8.68 $13.78 $15.25
Total return
e
....................... (10.23)% 3.01% 78.52% (35.73)% (7.09)% 17.13%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.00% 1.91% 1.99% 1.93% 1.94% 1.96%
Expenses net of waiver and payments by
affiliates .......................... 1.75% 1.73% 1.80% 1.91% 1.92% 1.94%
Net investment income (loss) .......... 4.83% 0.47% 0.16% 0.94% 0.19% (0.01)%
Supplemental data
Net assets, end of period (000’s) ........ $187,525 $215,598 $210,269 $143,312 $268,761 $315,469
Portfolio turnover rate ................ 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Period Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.94 $14.03 $8.14 $13.02 $14.54 $12.51
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.20 (0.02) (0.06) 0.02 (0.06) (0.10)
Net realized and unrealized gains (losses) (1.57) 0.44 6.31 (4.66) (1.11) 2.13
Total from investment operations ........ (1.37) 0.42 6.25 (4.64) (1.17) 2.03
Less distributions from:
Net investment income .............. — (0.50) (0.36) — — —
Net realized gains ................. — (1.01) — (0.24) (0.35) —
Total distributions ................... — (1.51) (0.36) (0.24) (0.35) —
Net asset value, end of period .......... $11.57 $12.94 $14.03 $8.14 $13.02 $14.54
Total return
d
....................... (10.59)% 2.26% 77.25% (36.23)% (7.85)% 16.23%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.74% 2.66% 2.73% 2.68% 2.69% 2.71%
Expenses net of waiver and payments by
affiliates .......................... 2.50% 2.48% 2.54% 2.66% 2.67% 2.69%
Net investment income (loss) .......... 4.06% (0.15)% (0.51)% 0.19% (0.56)% (0.76)%
Supplemental data
Net assets, end of period (000’s) ........ $13,645 $17,588 $27,434 $23,168 $52,300 $78,836
Portfolio turnover rate ................ 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Period Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.71 $14.82 $8.56 $13.62 $15.11 $12.93
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.24 0.04 (0.03) 0.04 (0.05) (0.04)
Net realized and unrealized gains (losses) (1.65) 0.47 6.68 (4.86) (1.09) 2.22
Total from investment operations ........ (1.41) 0.51 6.65 (4.82) (1.14) 2.18
Less distributions from:
Net investment income .............. — (0.61) (0.39) — — —
Net realized gains ................. — (1.01) — (0.24) (0.35) —
Total distributions ................... — (1.62) (0.39) (0.24) (0.35) —
Net asset value, end of period .......... $12.30 $13.71 $14.82 $8.56 $13.62 $15.11
Total return
d
....................... (10.28)% 2.71% 78.18% (35.95)% (7.29)% 16.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.25% 2.16% 2.24% 2.18% 2.19% 2.21%
Expenses net of waiver and payments by
affiliates .......................... 2.00% 1.98% 2.05% 2.16% 2.17% 2.19%
Net investment income (loss) .......... 4.59% 0.26% (0.20)% 0.69% (0.06)% (0.26)%
Supplemental data
Net assets, end of period (000’s) ........ $2,109 $2,444 $2,966 $1,365 $1,728 $929
Portfolio turnover rate ................ 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Period Ended
August 31,
2022
a
Year Ended March 31, Year Ended
March 31,
2018
b
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.21 $15.30 $8.79 $13.94 $15.41 $14.41
Income from investment operations
c
:
Net investment income (loss)
d
........ 0.28 0.14 0.08 0.22 (0.07) (0.04)
Net realized and unrealized gains (losses) (1.72) 0.50 6.83 (5.07) (1.01) 1.08
Total from investment operations ........ (1.44) 0.64 6.91 (4.85) (1.08) 1.04
Less distributions from:
Net investment income .............. — (0.72) (0.40) (0.06) (0.04) (0.04)
Net realized gains ................. — (1.01) — (0.24) (0.35) —
Total distributions ................... — (1.73) (0.40) (0.30) (0.39) (0.04)
Net asset value, end of period .......... $12.77 $14.21 $15.30 $8.79 $13.94 $15.41
Total return
e
....................... (10.13)% 3.41% 79.19% (35.48)% (6.76)% 7.27%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.59% 1.54% 1.60% 1.53% 1.57% 1.59%
Expenses net of waiver and payments by
affiliates .......................... 1.47% 1.35% 1.40% 1.51% 1.55% 1.54%
Net investment income ............... 5.10% 0.88% 0.61% 1.34% 0.56%
g
0.39%
g
Supplemental data
Net assets, end of period (000’s) ........ $31,790 $39,782 $46,062 $47,904 $198,106 $23,964
Portfolio turnover rate ................ 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
For the period August 1, 2017 (effective date) to March 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Period Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.23 $15.32 $8.80 $13.96 $15.42 $13.15
Income from investment operations
b
:
Net investment income
c
............. 0.28 0.12 0.07 0.15 0.09 0.03
Net realized and unrealized gains (losses) (1.73) 0.50 6.84 (5.03) (1.19) 2.26
Total from investment operations ........ (1.45) 0.62 6.91 (4.88) (1.10) 2.29
Less distributions from:
Net investment income .............. — (0.70) (0.39) (0.04) (0.01) (0.02)
Net realized gains ................. — (1.01) — (0.24) (0.35) —
Total distributions ................... — (1.71) (0.39) (0.28) (0.36) (0.02)
Net asset value, end of period .......... $12.78 $14.23 $15.32 $8.80 $13.96 $15.42
Total return
d
....................... (10.19)% 3.26% 79.10% (35.61)% (6.90)% 17.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.75% 1.66% 1.74% 1.68% 1.69% 1.71%
Expenses net of waiver and payments by
affiliates .......................... 1.50% 1.48% 1.54% 1.66% 1.67% 1.69%
Net investment income ............... 5.08% 0.75% 0.53% 1.19% 0.44% 0.24%
Supplemental data
Net assets, end of period (000’s) ........ $146,484 $172,459 $177,989 $168,808 $387,850 $668,474
Portfolio turnover rate ................ 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2022
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 95.2%
Brazil 3.3%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 4,194,953
Dexco SA ...................... Paper & Forest Products 2,000,900 3,785,991
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,725,625
Iguatemi SA .................... Real Estate Management & Development 521,639 1,974,032
a
M Dias Branco SA ................ Food Products 51,068 415,088
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 428,800 515,340
12,611,029
Cambodia 0.9%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,312,014 3,492,456
Chile 0.7%
Aguas Andinas SA, A ............. Water Utilities 12,646,388 2,771,196
China 13.2%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 1,577,816
a
Baozun, Inc., A .................. Internet & Direct Marketing Retail 1,104,817 3,077,540
Chervon Holdings Ltd. ............. Household Durables 239,900 1,051,909
b
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 5,368,600 4,676,976
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 203,365 13,558,345
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,657,800 4,888,370
Huaxin Cement Co. Ltd., H ......... Construction Materials 2,054,694 2,510,148
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,755,500 2,998,499
Longshine Technology Group Co. Ltd., A Software 1,270,164 4,967,413
a,b,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 15,778,212 4,554,189
a,b,c
Mobvista, Inc., 144A, Reg S ........ Media 3,825,635 2,306,297
a,c
Noah Holdings Ltd., ADR .......... Capital Markets 68,388 1,211,151
c
Uni-President China Holdings Ltd. .... Food Products 3,554,571 3,060,281
50,438,934
Egypt 0.2%
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 1,014,300 894,613
Georgia 0.8%
a
Georgia Capital plc ............... Capital Markets 383,294 3,045,140
Hong Kong 3.2%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,659,800 4,242,872
Pacific Basin Shipping Ltd. ......... Marine 22,361,444 7,936,701
12,179,573
Hungary 1.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 363,860 7,328,324
India 20.4%
a
Affle India Ltd. ................... Media 466,085 7,496,400
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 11,701 628,337
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 296,855 20,231,263
Dalmia Bharat Ltd. ............... Construction Materials 369,006 7,057,391
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 497,772 1,489,070
EPL Ltd. ....................... Containers & Packaging 1,617,896 3,436,785
Federal Bank Ltd. ................ Banks 9,556,507 13,851,532
a,c
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 222,783 7,429,813
a
Max Financial Services Ltd. ......... Insurance 131,689 1,352,571
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 4,424,941 8,251,925
Tata Consumer Products Ltd. ....... Food Products 287,427 2,903,480

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 4,872,750 $ 3,481,289
77,609,856
Kazakhstan 0.3%
a,b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 103,619 1,128,220
Mexico 1.4%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,928,266 5,289,880
Peru 1.9%
Intercorp Financial Services, Inc. ..... Banks 339,941 7,329,128
Philippines 4.0%
Century Pacific Food, Inc. .......... Food Products 12,693,200 5,599,775
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,969,928 9,554,928
15,154,703
Russia 0.0%
a,b,d,e
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 114,164 —
Saudi Arabia 1.0%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 57,485 3,684,227
South Africa 2.0%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 2,718,928
Netcare Ltd. .................... Health Care Providers & Services 5,900,000 5,055,912
7,774,840
South Korea 12.9%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 312,216 7,183,023
Hankook Tire & Technology Co. Ltd. .. Auto Components 79,062 2,220,097
a
Hugel, Inc. ..................... Biotechnology 56,384 5,082,714
i-SENS, Inc. .................... Health Care Equipment & Supplies 158,283 4,395,292
a
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 35,073 5,924,978
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 36,958 3,917,936
a
Lock&Lock Co. Ltd. ............... Household Durables 399,574 2,300,040
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 42,084 2,949,306
NeoPharm Co. Ltd. ............... Personal Products 64,000 927,243
a
Pearl Abyss Corp. ................ Entertainment 49,166 2,059,321
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 50,000 935,287
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 32,891 1,299,013
Soulbrain Co. Ltd. ................ Chemicals 29,000 4,640,319
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 121,335 3,560,994
Zinus, Inc. ...................... Household Durables 61,051 1,961,316
49,356,879
Sri Lanka 0.1%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 446,182
Switzerland 1.2%
a,b
Wizz Air Holdings plc, 144A, Reg S ... Airlines 178,925 4,418,548
Taiwan 15.9%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 186,082 2,697,190
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,298,838 5,163,158
Merida Industry Co. Ltd. ........... Leisure Products 1,425,648 10,379,118
momo.com, Inc. ................. Internet & Direct Marketing Retail 274,774 6,520,607
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 894,509 7,658,709

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Poya International Co. Ltd. ......... Multiline Retail 534,254 $ 7,477,717
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,795,472 3,931,331
Shin Zu Shing Co. Ltd. ............ Machinery 1,257,607 3,624,577
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 5,226,772 9,534,633
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,451,808 3,595,866
60,582,906
Thailand 2.4%
Dynasty Ceramic PCL ............. Building Products 28,599,840 2,110,523
Major Cineplex Group PCL ......... Entertainment 5,443,800 2,824,888
Tisco Financial Group PCL ......... Banks 1,681,050 4,305,703
9,241,114
Vietnam 7.5%
FPT Corp. ...................... IT Services 2,919,379 10,746,613
Hoa Phat Group JSC ............. Metals & Mining 3,834,547 3,751,752
Mobile World Investment Corp. ...... Specialty Retail 3,117,700 9,814,165
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 4,222,216
28,534,746
Total Common Stocks (Cost $359,300,808) .....................................
363,312,494
a
Preferred Stocks 2.3%
Brazil 1.3%
f
Bradespar SA, 34.81% ............ Metals & Mining 1,125,110 4,735,871
Chile 1.0%
f
Embotelladora Andina SA, A, 16.91% . Beverages 1,250,500 2,038,761
f
Embotelladora Andina SA, B, 14.8% .. Beverages 873,588 1,790,368
3,829,129
Total Preferred Stocks (Cost $13,871,827) ......................................
8,565,000
Total Long Term Investments (Cost $373,172,635) ...............................
371,877,494
Short Term Investments 2.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.6%
United States 2.6%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 1.864% ......... 10,045,248 10,045,248
Total Money Market Funds (Cost $10,045,248) ..................................
10,045,248
a a a a a
Total Short Term Investments (Cost $10,045,248 ) ................................
10,045,248
a a a
Total Investments (Cost $383,217,883) 100.1% ..................................
$381,922,742
Other Assets, less Liabilities (0.1)% ...........................................
(370,188)
Net Assets 100.0% ...........................................................
$381,552,554
a a a

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
See Abbreviations on page 34 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $22,981,752, representing 6.0% of net assets.
c
A portion or all of the security is on loan at August 31, 2022. See Note 1(c).
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $373,172,635
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 10,045,248
Value - Unaffiliated issuers (Includes securities loaned of $6,590,698) ................................. $371,877,494
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 10,045,248
Cash .................................................................................... 5,760
Foreign currency, at value (cost $1,275,448) ...................................................... 1,247,149
Receivables:
Investment securities sold ................................................................... 407,286
Capital shares sold ........................................................................ 71,688
Dividends and interest ..................................................................... 777,928
European Union tax reclaims (Note 1 d ) ......................................................... 83,909
Total assets .......................................................................... 384,516,462
Liabilities:
Payables:
Investment securities purchased .............................................................. 26,087
Capital shares redeemed ................................................................... 522,053
Management fees ......................................................................... 334,036
Distribution fees .......................................................................... 52,957
Transfer agent fees ........................................................................ 132,294
Trustees' fees and expenses ................................................................. 892
Deferred tax ............................................................................... 1,704,996
Accrued expenses and other liabilities ........................................................... 190,593
Total liabilities ......................................................................... 2,963,908
Net assets, at value ................................................................. $381,552,554
Net assets consist of:
Paid-in capital ............................................................................. $379,427,872
Total distributable earnings (losses) ............................................................. 2,124,682
Net assets, at value ................................................................. $381,552,554

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $187,524,509
Shares outstanding ........................................................................ 14,947,533
Net asset value per share
a
.................................................................. $12.55
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.28
Class C:
Net assets, at value ....................................................................... $13,644,855
Shares outstanding ........................................................................ 1,178,870
Net asset value and maximum offering price per share
a
............................................. $11.57
Class R:
Net assets, at value ....................................................................... $2,109,161
Shares outstanding ........................................................................ 171,531
Net asset value and maximum offering price per share ............................................. $12.30
Class R6:
Net assets, at value ....................................................................... $31,789,635
Shares outstanding ........................................................................ 2,489,930
Net asset value and maximum offering price per share ............................................. $12.77
Advisor Class:
Net assets, at value ....................................................................... $146,484,394
Shares outstanding ........................................................................ 11,459,620
Net asset value and maximum offering price per share ............................................. $12.78
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statements of Operations
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton Emerging Markets Small
Cap Fund
Period Ended
August 31, 2022
a
Year Ended March
31, 2022
Investment income:
Dividends: (net of foreign taxes of $1,219,898 and $1,389,058)
Unaffiliated issuers ....................................................... $10,902,211 $11,085,709
Non-controlled affiliates (Note 3 f ) ............................................ 21,789 1,087
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 10,918 60,195
Non-controlled affiliates (Note 3 f ) ............................................ 474 336
Other income (Note 1 d ) ..................................................... 82,413 63
Total investment income .................................................. 11,017,805 11,147,390
Expenses:
Management fees (Note 3 a ) .................................................. 2,346,389 7,013,154
Distribution fees: (Note 3c )
    Class A ............................................................... 202,038 577,549
    Class C ............................................................... 62,250 239,743
    Class R ............................................................... 4,686 14,390
Transfer agent fees: (Note 3e )
    Class A ............................................................... 168,548 375,067
    Class C ............................................................... 12,854 38,958
    Class R ............................................................... 1,951 4,673
    Class R6 .............................................................. 7,792 18,510
    Advisor Class ........................................................... 135,372 318,578
Custodian fees ............................................................ 53,517 180,669
Reports to shareholders fees ................................................. 14,198 26,784
Registration and filing fees ................................................... 94,960 96,919
Professional fees .......................................................... 44,026 125,098
Trustees' fees and expenses ................................................. 19,581 35,929
Other ................................................................... 5,479 43,969
Total expenses ........................................................ 3,173,641 9,109,990
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (398,744) (908,280)
Net expenses ........................................................ 2,774,897 8,201,710
Net investment income ............................................... 8,242,908 2,945,680
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $32,064 and $507,089)
Unaffiliated issuers ..................................................... (576,674) 67,120,757
Foreign currency transactions ............................................... 21,142 (146,569)
Net realized gain (loss) ................................................. (555,532) 66,974,188
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (53,553,352) (52,597,222)
Translation of other assets and liabilities denominated in foreign currencies ............. (108,878) (62,906)
Change in deferred taxes on unrealized appreciation .............................. (193,721) (1,006,622)
Net change in unrealized appreciation (depreciation) ........................... (53,855,951) (53,666,750)
Net realized and unrealized gain (loss) ........................................... (54,411,483) 13,307,438
Net increase (decrease) in net assets resulting from operations ......................... $(46,168,575) $16,253,118
a
For the period April 1, 2022 to August 31, 2022.

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Templeton Emerging Markets Small Cap Fund
Period Ended
August 31, 2022
a
Year Ended
March 31, 2022
Year Ended
March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $8,242,908 $2,945,680 $1,314,772
Net realized gain (loss) .............................. (555,532) 66,974,188 (9,379,741)
Net change in unrealized appreciation (depreciation) ........ (53,855,951) (53,666,750) 248,426,809
Net increase (decrease) in net assets resulting from
operations ................................... (46,168,575) 16,253,118 240,361,840
Distributions to shareholders:
Class A .......................................... — (23,724,369) (5,395,630)
Class C .......................................... — (2,095,957) (746,927)
Class R .......................................... — (285,726) (67,960)
Class R6 ......................................... — (5,079,624) (1,252,604)
Advisor Class ..................................... — (19,760,044) (4,727,858)
Total distributions to shareholders ....................... — (50,945,720) (12,190,979)
Capital share transactions: (Note 2 )
Class A .......................................... (6,206,219) 22,905,231 (28,189,282)
Class C .......................................... (2,146,281) (9,130,344) (9,965,543)
Class R .......................................... (79,413) (339,318) 531,332
Class R6 ......................................... (4,020,091) (3,281,288) (26,340,215)
Advisor Class ..................................... (7,698,630) 7,691,209 (84,044,655)
Total capital share transactions ......................... (20,150,634) 17,845,490 (148,008,363)
Net increase (decrease) in net assets ................ (66,319,209) (16,847,112) 80,162,498
Net assets:
Beginning of period .................................. 447,871,763 464,718,875 384,556,377
End of period ....................................... $381,552,554 $447,871,763 $464,718,875
a
For the period April 1, 2022 to August 31, 2022.

Templeton Global Investment Trust
Notes to Financial Statements
Templeton Emerging Markets Small Cap Fund
24
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Emerging Markets Small Cap Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The Fund’s fiscal year end was changed to August 31
effective August 31, 2022. As a result, the Fund had a
shortened fiscal year covering the transitional period
between the Fund’s prior fiscal year end March 31, 2022 and
August 31, 2022.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2022, the Fund held $6,900,467 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Period Ended
August 31, 2022
a
Shares Amount
Class A Shares:
Shares sold
b
................................... 672,785 $8,591,757
Shares issued in reinvestment of distributions .......... — —
Shares redeemed ............................... (1,149,929) (14,797,976)
Net increase (decrease) .......................... (477,144) $(6,206,219)
Class C Shares:
Shares sold ................................... 36,135 $427,208
Shares issued in reinvestment of distributions .......... — —
Shares redeemed
b
.............................. (216,897) (2,573,489)
Net increase (decrease) .......................... (180,762) $(2,146,281)
Class R Shares:
Shares sold ................................... 9,744 $126,322
Shares issued in reinvestment of distributions .......... — —
Shares redeemed ............................... (16,442) (205,735)
Net increase (decrease) .......................... (6,698) $(79,413)
Class R6 Shares:
Shares sold ................................... 95,142 $1,239,312
Shares issued in reinvestment of distributions .......... — —
Shares redeemed ............................... (405,246) (5,259,403)
Net increase (decrease) .......................... (310,104) $(4,020,091)
Advisor Class Shares:
Shares sold ................................... 1,502,714 $21,009,471
Shares issued in reinvestment of distributions .......... — —
Shares redeemed ............................... (2,165,769) (28,708,101)
Net increase (decrease) .......................... (663,055) $(7,698,630)
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
March 31, 2022
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
b
................................... 2,563,202 $41,131,426 2,136,752 $26,473,724
Shares issued in reinvestment of distributions .......... 1,372,044 20,621,825 350,365 4,740,442
Shares redeemed ............................... (2,455,339) (38,848,020) (5,043,622) (59,403,448)
Net increase (decrease) .......................... 1,479,907 $22,905,231 (2,556,505) $(28,189,282)
Class C Shares:
Shares sold ................................... 149,733 $2,210,907 156,793 $1,896,159
Shares issued in reinvestment of distributions .......... 149,330 2,081,666 58,888 743,171
Shares redeemed
b
.............................. (894,701) (13,422,917) (1,107,234) (12,604,873)
Net increase (decrease) .......................... (595,638) $(9,130,344) (891,553) $(9,965,543)
Class R Shares:
Shares sold ................................... 22,180 $351,230 67,927 $874,835
Shares issued in reinvestment of distributions .......... 19,358 285,726 5,106 67,960
Shares redeemed ............................... (63,423) (976,274) (32,390) (411,463)
Net increase (decrease) .......................... (21,885) $(339,318) 40,643 $531,332
Class R6 Shares:
Shares sold ................................... 267,708 $4,334,208 214,426 $2,735,351
Shares issued in reinvestment of distributions .......... 105,695 1,612,908 27,722 380,073
Shares redeemed ............................... (583,877) (9,228,404) (2,684,562) (29,455,639)
Net increase (decrease) .......................... (210,474) $(3,281,288) (2,442,414) $(26,340,215)
Advisor Class Shares:
Shares sold ................................... 3,677,439 $59,605,210 2,674,444 $33,406,457
Shares issued in reinvestment of distributions .......... 1,148,453 17,559,839 302,621 4,154,984
Shares redeemed ............................... (4,323,520) (69,473,840) (10,539,651) (121,606,096)
Net increase (decrease) .......................... 502,372 $7,691,209 (7,562,586) $(84,044,655)
a
For the period April 1, 2022 to August 31, 2022.
b
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2022, the annualized gross effective investment management fee rate was 1.400% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,053
CDSC retained .............................................................................. $6,529
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2022, the Fund paid transfer agent fees of $326,517, of which $92,056 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended August 31, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50%, based on the average net assets of each class until July 31,
2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until July 31, 202 3 .
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $ 10,688,827 $ 42,260,132 $ (42,903,711) $ — $ — $ 10,045,248 10,045,248 $ 21,789
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $361,833 $3,232,414 $(3,594,247) $— $— $— — $474
Total Affiliated Securities ... $11,050,660 $45,492,546 $(46,497,958) $— $— $10,045,248 $22,263
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the period ended August 31, 2022 and years ended March 31, 2022 and 2021, was as follows:
At August 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, corporate actions and wash sales.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,739,966
Long term ................................................................................ 1,491,723
Total capital loss carryforwards ............................................................... $5,231,689
August 31, 2022 March 31, 2022
Distributions paid from:
Ordinary income .......................................................... — $33,533,084
Long term capital gain ...................................................... — 17,412,636
— $50,945,720
March 31, 2021
Distributions paid from:
Ordinary income .......................................................... $12,190,979
Long term capital gain ...................................................... —
$12,190,979
Cost of investments .......................................................................... $399,534,615
Unrealized appreciation ........................................................................ $77,959,121
Unrealized depreciation ........................................................................ (95,570,994)
Net unrealized appreciation (depreciation) .......................................................... $(17,611,873)
Distributable earnings:
Undistributed ordinary income ................................................................... $8,926,451
Undistributed long term capital gains .............................................................. 18,148,522
Total distributable earnings ..................................................................... $27,074,973

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2022, aggregated
$31,953,859 and $41,058,039, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at August
31, 2022.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2022, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 12,611,029 $ — $ — $ 12,611,029
Cambodia ............................ — 3,492,456 — 3,492,456
Chile ................................ 2,771,196 — — 2,771,196
China ............................... 14,769,496 35,669,438 — 50,438,934
Egypt ................................ 894,613 — — 894,613
Georgia .............................. 3,045,140 — — 3,045,140
Hong Kong ........................... — 12,179,573 — 12,179,573
Hungary ............................. — 7,328,324 — 7,328,324
India ................................ 7,429,813 70,180,043 — 77,609,856
Kazakhstan ........................... — 1,128,220 — 1,128,220
Mexico .............................. 5,289,880 — — 5,289,880
Peru ................................ 7,329,128 — — 7,329,128
Philippines ............................ 5,599,775 9,554,928 — 15,154,703
Russia ............................... — — —
a
—
Saudi Arabia .......................... — 3,684,227 — 3,684,227
South Africa ........................... — 7,774,840 — 7,774,840
South Korea .......................... — 49,356,879 — 49,356,879
Sri Lanka ............................. 446,182 — — 446,182
Switzerland ........................... — 4,418,548 — 4,418,548
Taiwan ............................... — 60,582,906 — 60,582,906
Thailand ............................. — 9,241,114 — 9,241,114
Vietnam .............................. — 28,534,746 — 28,534,746
8. Credit Facility
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Preferred Stocks ........................ $ 8,565,000 $ — $ — $ 8,565,000
Short Term Investments ................... 10,045,248 — — 10,045,248
Total Investments in Securities ........... $78,796,500 $303,126,242
b
$— $381,922,742
a
Includes securities determined to have no value at August 31, 2022.
b
Includes foreign securities valued at $303,126,242, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Emerging Markets Small Cap
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Emerging Markets Small Cap Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2022, the related statements of operations for the period April 1, 2022 through August 31, 2022 and the year ended March 31, 2022, the statements of changes in net assets for the period April 1, 2022 through August 31,
2022, and the years ended March 31, 2022 and 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the period April 1, 2022 through August 31, 2022 and the year ended March 31, 2022, the changes in its net assets for the period
April 1, 2022 through August 31, 2022 and the years ended March 31, 2022 and 2021, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period .
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the period ended August 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intend s to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the period ended August 31, 2022 :
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,356,060
Amount Reported
Foreign Taxes Paid $1,219,835
Foreign Source Income Earned $9,941,333

Templeton Global Investment Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton\Legg Mason fund complex are shown below. Generally, each board member serves a three-year term that continues until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2017 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2006 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton\Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

426 A 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $84,105 for the fiscal year ended August 31, 2022 and $44,288 for the fiscal year ended March 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2022 and $303 for the fiscal year ended March 31, 2022.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $11,126 for the fiscal year ended August 31, 2022 and $195,8123 for the fiscal year ended March 31, 2022. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 Reports, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $11,126 for the fiscal year ended August 31, 2022 and $196,115 for the fiscal year ended March 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022